Leases - (Balance Sheet Information, Leases) (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Operating Leases
Operating Lease, Right-of-Use Asset	$ 294.1	$ 344.3
Operating Leases, Liabilities, current	44.0	44.4
Operating Leases, Liabilities, non-current	290.7	329.7
Operating Lease, Liability	$ 334.7	$ 374.1
Operating leases, Weighted Average Remaining Lease Term	9 years	9 years 4 months 24 days
Operating leases, Weighted Average Discount Rate	5.54%	5.37%
LIONS GATE ENTERTAINMENT CORP [Member]
Operating Leases
Operating Lease, Right-of-Use Asset	$ 331.4	$ 388.8
Operating Leases, Liabilities, current	53.8	53.4
Operating Leases, Liabilities, non-current	336.4	385.1
Operating Lease, Liability	$ 390.2	$ 438.5
Operating leases, Weighted Average Remaining Lease Term	8 years 6 months	9 years
Operating leases, Weighted Average Discount Rate	5.36%	5.24%